Prime Money Market Fund
Prime Money Market Fund
INVESTMENT GOAL

The Prime Money Market Fund (the “Prime Money Fund” or the “Fund”) is a money market fund that seeks to provide current income through low-risk investments. Also, the Prime Money Fund seeks to maintain a $1.00 per share net asset value (“NAV”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Prime Money Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Prime Money Market Fund	Institutional Class		Servicing Class		Class N		Class S
Management Fees	0.25%	[1]	0.25%	[1]	0.25%		0.25%
Distribution (12b-1) Fee	none	[1]	none	[1]	0.30%	[2]	0.50%
Shareholder Servicing Fee	none	[1]	0.25%	[1]	0.25%		0.25%
Other Fund Expenses	0.10%	[1],[3]	0.10%	[1]	0.10%		0.10%
Total Other Expenses	0.10%	[1]	0.35%	[1]	0.35%		0.35%
Total Annual Fund Operating Expenses	0.35%	[1]	0.60%	[1]	0.90%		1.10%
[1]	The current Institutional Class shares were initially offered November 28, 2012. Effective November 28, 2012, the shares previously designated as Institutional Class shares were redesignated as Servicing Class shares.
[2]	The 12b-1 Fee for Class N shares has been restated to reflect the reduction of this fee, effective January 28, 2013.
[3]	Other Fund Expenses for Institutional Class shares are estimated based on the amounts for Servicing Class, Class N and Class S shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Prime Money Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Prime Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Prime Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	36	113	197	443
Servicing Class	61	192	335	750
Class N	92	287	498	1,108
Class S	112	350	606	1,340

PRINCIPAL INVESTMENT STRATEGIES

The Prime Money Fund purchases liquid, high quality, short-term debt securities in the form of U.S. dollar denominated money market instruments that, in the opinion of City National Asset Management, Inc. (“CNAM”), the Fund’s investment adviser, present minimal credit risk. The Fund’s principal investments consist of commercial paper and short-term corporate obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, repurchase agreements involving those obligations. Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities in which the Prime Money Fund invests consist principally of securities issued or guaranteed by Fannie Mae (formerly known as the Federal National Mortgage Association), the Federal Home Loan Bank (“FHLB”), Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) and the Government National Mortgage Association (“Ginnie Mae”). The Fund invests in compliance with the requirements of Rule 2a-7 under the Investment Company Act of 1940 relating to the credit quality, maturity, liquidity and diversification of investments for money market funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any money market fund, there are risks to investing. Neither the Prime Money Fund nor CNAM can guarantee that the Fund will meet its investment goal. Here are the principal risks to consider:

No Guarantees – An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at an NAV of $1.00, it is possible to lose money by investing in the Fund.

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. When interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price without a subsidy by CNAM or its affiliates.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated and longer-maturity securities more volatile than higher rated and shorter-maturity securities.

Credit – The Prime Money Fund invests exclusively in securities that are rated, when the Fund buys them, in the highest short-term rating category, or if unrated, are of comparable quality in CNAM’s opinion. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the Fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded (which could happen rapidly), or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline significantly, particularly in certain market environments. If the Fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the Fund will be subject to the credit risk presented by the counterparty.

Financial Services Firms – The Fund invests in obligations of financial services firms, including those of banks. Changes in economic conditions and government regulations can significantly affect these issuers.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities, such as mortgage-related securities, which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Management – The Fund’s performance depends on the adviser’s skill in making appropriate investments. As a result, the Fund may underperform the money market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

Redemptions – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Prime Money Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for 1, 5 and 10 years and since inception. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call (888) 889-0799 or visit www.cnicharterfunds.com for the Fund’s most current 7-day yield or to obtain updated performance information.

This bar chart shows the performance of the Prime Money Fund’s Servicing Class (formerly designated as Institutional Class) shares based on a calendar year.

Best Quarter 1.20% Q4 2006	Worst Quarter 0.00% Q1 2012

This table shows the Prime Money Fund’s average annual total returns for the periods ended December 31, 2012.
Average Annual Total Returns Prime Money Market Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Servicing Class		0.03%	0.51%	1.56%	2.35%	Mar 23, 1998
Class N		0.02%	0.43%	1.41%	1.89%	Oct 18, 1999
Class S		0.01%	0.37%	1.29%	1.75%	Oct 26, 1999
Institutional Class	[1]	0.03%	0.51%	1.56%	2.35%	Mar 23, 1998
[1]	The Institutional Class commenced operations on December 19, 2012. The returns shown for the Institutional Class prior to that date are the returns of the Fund's Servicing Class.

Government Bond Fund
Government Bond Fund
INVESTMENT GOAL
The Government Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing primarily in U.S. Government securities.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Government Bond Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Government Bond Fund	Institutional Class		Servicing Class		Class N
Management Fees	0.43%	[1]	0.43%	[1]	0.43%
Distribution (12b-1) Fee	none	[1]	none	[1]	0.25%
Shareholder Servicing Fee	none	[1]	0.25%	[1]	0.25%
Other Fund Expenses	0.10%	[1]	0.10%	[1]	0.10%
Total Other Expenses	0.10%	[1]	0.35%	[1]	0.35%
Total Annual Fund Operating Expenses	0.53%	[1]	0.78%	[1]	1.03%
[1]	Institutional Class shares were initially offered in December, 2011. Effective December 19, 2011, the shares previously designated as Institutional Class shares were redesignated as Servicing Class shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Government Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Government Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	54	170	296	665
Servicing Class	80	249	433	966
Class N	105	328	569	1,259

PORTFOLIO TURNOVER

The Government Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the Government Bond Fund’s net assets (including borrowings for investment purposes) consists of U.S. Government securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may also purchase prime quality, conforming mortgage-backed securities issued by the U.S. Government or Fannie Mae (formerly known as the Federal National Mortgage Association), the Federal Home Loan Bank (“FHLB”), Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) or the Governmant National Mortgage Association (“Ginnie Mae”) whose maturity and duration are consistent with an intermediate term strategy. The Fund typically invests in securities rated investment-grade by Standard & Poor’s, Moody’s Investors Services and/or Fitch Ratings, or unrated securities considered to be of equivalent quality by City National Asset Management, Inc. (“CNAM”), the Fund’s investment adviser.

CNAM actively manages the average duration of the Fund’s portfolio in accordance with its expectations of interest rate changes as driven by economic trends. The average duration of the Fund’s portfolio typically ranges from two to six years, but may vary due to unusually large purchases or redemptions of the Fund’s shares. The Government Bond Fund may also invest in the shares of money market mutual funds whose investments are consistent with those of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. Neither the Government Bond Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund’s holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Bond Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for 1, 5 and 10 years. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call (888) 889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Government Bond Fund’s Servicing Class (formerly designated as Institutional Class) shares based on a calendar year.

Best Quarter 2.45% Q3 2007	Worst Quarter (1.39)% Q2 2004

This table shows the average annual total returns of each class of the Government Bond Fund for the periods ended December 31, 2012. The table also shows how the Fund’s performance compares with the returns of indices comprised of investments similar to those held by the Fund.

Average Annual Total Returns Government Bond Fund		1 Year	5 Years	10 Years	Inception Date
Servicing Class		1.18%	3.09%	2.94%	Jan 14, 2000
Servicing Class - Return After Taxes on Distributions		0.74%	2.19%	1.84%	Jan 14, 2000
Servicing Class - Return After Taxes on Distributions and Sale of Fund Shares		0.77%	2.12%	1.87%	Jan 14, 2000
Class N		0.93%	2.83%	2.70%	Apr 13, 2000
Institutional Class	[1]	1.51%	3.16%	2.97%	Jan 14, 2000
Barclays U.S. 1-5 Year Government Bond Index (Reflects no deduction for fees, expenses or taxes)		0.97%	3.39%	3.38%
[1]	The Institutional Class commenced operations on February 1, 2012. The returns shown for the Institutional Class prior to that date are the returns of the Fund's Servicing Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Servicing Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares and Institutional Class shares will vary from the after-tax returns shown above for Servicing Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

High Yield Bond Fund
High Yield Bond Fund
INVESTMENT GOAL
The High Yield Bond Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade (i.e., “junk bonds”).
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the High Yield Bond Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses High Yield Bond Fund		Institutional Class		Servicing Class		Class N
Management Fees	[1]	0.60%	[2]	0.60%	[2]	0.60%
Distribution (12b-1) Fee	[1]	none	[2]	none	[2]	0.25%
Shareholder Servicing Fee		none	[2]	0.25%	[2]	0.25%
Other Fund Expenses		0.10%	[2]	0.10%	[2]	0.10%
Total Other Expenses		0.10%	[2]	0.35%	[2]	0.35%
Acquired Fund Fees and Expenses		0.01%	[2]	0.01%	[2]	0.01%
Total Annual Fund Operating Expenses	[3]	0.71%	[2]	0.96%	[2]	1.21%
[1]	Management Fees and the Distribution (12b-1) Fee for Class N shares have been restated to reflect the reduction of these fees, effective January 28, 2013.
[2]	Institutional Class shares were initially offered in December, 2011. Effective December 19, 2011, the shares previously designated as Institutional Class shares were redesignated as Servicing Class shares.
[3]	Includes "Acquired Fund Fees and Expenses" incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund's operating expenses but not "Acquired Fund Fees and Expenses").

EXAMPLE

This Example is intended to help you compare the cost of investing in the High Yield Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the High Yield Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example High Yield Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	73	227	395	883
Servicing Class	98	306	531	1,178
Class N	123	384	665	1,466

PORTFOLIO TURNOVER

The High Yield Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the High Yield Bond Fund’s net assets (including borrowings for investment purposes) consists of fixed income securities rated below investment grade (commonly referred to as “junk bonds”). In particular, the Fund invests in corporate bonds and debentures, convertible securities (securities that may be exchanged, at the option of the holder, for equity securities), preferred securities, zero coupon obligations and debt securities that are issued by U.S. and foreign governments. The Fund’s sub-adviser seeks to invest in securities that offer a high current yield as well as total return potential. In an effort to control risks, the sub-adviser purchases investments diversified across issuers, industries and sectors. The average maturity of the Fund’s investments varies, and there is no limit on the maturity of any security held by the Fund. The Fund invests in fixed income securities rated at least CCC by Standard & Poor’s or Caa2 by Moody’s Investors Service at the time of investment. The Fund may retain a security after it has been downgraded to any rating below the minimum credit rating if City National Asset Management, Inc. (“CNAM”), the Fund’s investment adviser, determines that doing so is in the best interests of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. None of the High Yield Bond Fund, City National Asset Management, Inc. (“CNAM”), the Fund’s investment adviser, and the Fund’s sub-adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Interest Rate Risk of Preferred Securities – Like fixed income securities, preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

Convertible Securities – Convertible securities tend to be subordinate to other debt securities issued by the same issuer. Also, issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities generally provide yields higher than the underlying stocks, but generally lower than comparable non-convertible securities.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

High Yield (“Junk”) Bonds – High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund’s holdings of mortgage-backed or other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Foreign Securities – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

Management – The Fund’s performance depends on the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the High Yield Bond Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for 1, 5 and 10 years. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call (888) 889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the High Yield Bond Fund’s Servicing Class (formerly designated as Institutional Class) shares based on a calendar year.

Best Quarter 18.73% Q2 2009	Worst Quarter (19.69)% Q4 2008

This table shows the average annual total returns of each class of the High Yield Bond Fund for the periods ended December 31, 2012. The table also shows how the Fund’s performance compares with the returns of an index comprised of investments similar to those held by the Fund.

Average Annual Total Returns High Yield Bond Fund		1 Year	5 Years	10 Years	Inception Date
Servicing Class		13.68%	9.07%	8.93%	Jan 14, 2000
Servicing Class - Return After Taxes on Distributions		10.78%	5.85%	5.84%
Servicing Class - Return After Taxes on Distributions and Sale of Fund Shares		8.79%	5.76%	5.78%
Class N		13.47%	8.77%	8.61%	Jan 14, 2000
Institutional Class	[1]	14.09%	9.15%	8.96%	Jan 14, 2000
Citigroup High Yield Market Capped Index (Reflects no deduction for fees, expenses or taxes)		14.78%	9.61%	10.09%
[1]	The Institutional Class commenced operations on February 2, 2012. The returns shown for the Institutional Class prior to that date are the returns of the Fund's Servicing Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of the Servicing Class shares does not reflect the Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares and Institutional Class shares will vary from the after-tax returns shown above for Servicing Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Multi-Asset Fund
Multi-Asset Fund
INVESTMENT GOAL
The Multi-Asset Fund seeks to generate a positive total return in excess of inflation in a manner consistent with capital preservation in all market environments.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Multi-Asset Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Multi-Asset Fund		Institutional Class		Servicing Class		Class N
Management Fees		0.50%	[1]	0.50%	[1]	0.50%
Distribution (12b-1) Fee		none	[1]	none	[1]	0.25%
Shareholder Servicing Fee		none	[1]	0.25%	[1]	0.25%
Other Fund Expenses		0.11%	[1]	0.09%	[1]	0.10%
Total Other Expenses		0.11%	[1]	0.34%	[1]	0.35%
Acquired Fund Fees and Expenses		0.30%	[1]	0.30%	[1]	0.30%
Total Annual Fund Operating Expenses	[2]	0.91%	[1]	1.14%	[1]	1.40%
[1]	Institutional Class shares were initially offered in December, 2011. Effective December 19, 2011, the shares previously designated as Institutional Class shares were redesignated as Servicing Class shares.
[2]	Includes "Acquired Fund Fees and Expenses" incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund's operating expenses but not "Acquired Fund Fees and Expenses").

EXAMPLE

This Example is intended to help you compare the cost of investing in the Multi-Asset Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Multi-Asset Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Multi-Asset Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	93	290	504	1,120
Servicing Class	116	362	628	1,386
Class N	143	443	766	1,680

PORTFOLIO TURNOVER

The Multi-Asset Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Multi-Asset Fund is a “fund of funds” and pursues its investment objective by investing all or a principal portion of its assets in other mutual funds or exchange-traded funds (“underlying funds”). These underlying funds will include other funds in the CNI Charter Funds family, like the Corporate Bond Fund, the Government Bond Fund and the High Yield Bond Fund, which are also managed by City National Asset Management, Inc. (“CNAM”), the Fund’s investment adviser, as well as unaffiliated funds.

The Multi-Asset Fund invests in a diversified portfolio, consisting of direct investments in the following asset classes and investments in underlying funds which invest in these asset classes:

•  Common and preferred equity securities of U.S. and foreign companies (including emerging market companies) of all industries, market capitalizations and investment characteristics; and

•  The following types of fixed income securities, which are not limited with respect to maturity (although the average maturity of the Fund’s portfolio of direct investments in fixed income securities typically ranges from two to seven years):

•  Corporate debt securities of U.S. and foreign companies (including emerging market companies) of all ratings (including below-investment grade ratings (commonly referred to as “junk bonds”)), consisting of bonds, notes, convertible securities, mortgage-backed and asset-backed instruments, corporate commercial paper, debentures, convertible and preferred securities and zero coupon obligations;

•  Inflation-indexed bonds issued both by U.S. and foreign governments and corporations;

• Money market investments;

• Repurchase agreements with respect to fixed income instruments issued by U.S. and foreign issuers;

• Debt securities issued by U.S. states or local governments or their subdivisions, agencies, authorities and other government-sponsored enterprises; and

• Obligations of foreign governments, including governments of emerging market countries, or their subdivisions, agencies and government-sponsored enterprises.

The Multi-Asset Fund invests in these securities and investments in proportions which reflect CNAM’s judgment regarding the potential returns and risks of each asset class. CNAM considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence and technical stock market measures. CNAM purchases and sells portfolio securities based on a variety of valuation factors, including but not limited to expected return, expected risk, yield and price and earnings multiples, as well as analysis of various economic measures and statistics.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. Neither the Multi-Asset Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Allocation – The Multi-Asset Fund’s performance depends on CNAM’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund directly or indirectly invests.

Underlying Funds – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the underlying funds. The ability of the Fund to achieve its investment goal depends in part upon the ability of the underlying funds to achieve their investment goals. The underlying funds may not achieve their investment goals. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.

Market Risk of Equity Securities – By investing directly or indirectly in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund or an underlying fund invests, that security may become less liquid or may lose value.

Interest Rate Risk of Preferred Securities – Like fixed income securities, preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

High Yield (“Junk”) Bonds – High yield bonds held by the underlying funds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

Municipal Obligations – U.S. state and local governments issuing municipal securities held by the underlying funds rely on taxes and revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. The payment of principal and interest on these obligations may be adversely affected by a variety of factors at the state or local level, including poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems. Foreign government obligations are also subject to similar risks.

Foreign Securities – Foreign investments held by the underlying funds tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

Emerging Market Securities – Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have government exchange controls, more volatile currency exchange rates, less market regulation, and less developed securities markets and legal systems. Their economies also depend heavily upon international trade and may be adversely affected by protective trade barriers and economic conditions of their trading partners.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform the markets in which it invests or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund or one or more underlying funds may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with its investment goals.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Multi-Asset Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for 1 and 5 years and since inception. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call (888) 889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Multi-Asset Fund’s Servicing Class (formerly designated as Institutional Class) shares based on a calendar year.

Best Quarter 9.17% Q3 2010	Worst Quarter (9.81)% Q3 2011

This table shows the average annual total returns of each class of the Multi-Asset Fund for the periods ended December 31, 2012. The table also shows how the Fund’s performance compares to various broad-based securities market indexes.

Average Annual Total Returns Multi-Asset Fund		1 Year	5 Years	Since Inception	Inception Date
Servicing Class		6.00%	1.31%	1.07%	Oct 1, 2007
Servicing Class - Return After Taxes on Distributions		5.36%	0.65%	0.38%
Servicing Class - Return After Taxes on Distributions and Sale of Fund Shares		4.00%	0.73%	0.51%
Class N		5.83%	1.07%	0.82%	Oct 1, 2007
Institutional Class	[1]	6.26%	1.36%	1.11%	Oct 1, 2007
BofA Merrill Lynch U.S. 3-Month T. Bill Index (Reflects no deduction for fees, expenses or taxes)	[2]	0.11%	0.52%	0.65%
Barclays U.S. TIPS Index (Reflects no deduction for fees, expenses or taxes)		6.98%	7.04%	7.58%
40/60 hybrid of the following two indexes: MSCI World Index; Barclays Intermediate Government/Credit Bond Index (Reflects no deduction for fees, expenses or taxes)		11.16%	3.51%	2.98%
[1]	The Institutional Class commenced operations on March 22, 2012. The returns shown for the Institutional Class prior to that date are the returns of the Fund's Servicing Class.
[2]	Previously, the Fund's performance was compared to the Barclays U.S. TIPS Index as its primary benchmark. The Trust has elected to compare the Fund's performance to the BofA Merrill Lynch U.S. 3-Month Treasury Bill Index and a hybrid index consisting of 40% MSCI World Index and 60% Barclays U.S. Intermediate Government/Credit Bond Index, as CNAM believes these are the most appropriate measures for comparison to the Fund's performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Servicing Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares and Institutional Class shares will vary from the after-tax returns shown above for Servicing Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	CNI CHARTER FUNDS
CIK	dei_EntityCentralIndexKey	0001026977
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar 15, 2013
Effective Date	dei_DocumentEffectiveDate	Mar 15, 2013
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Prime Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Prime Money Market Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock

The Prime Money Market Fund (the “Prime Money Fund” or the “Fund”) is a money market fund that seeks to provide current income through low-risk investments. Also, the Prime Money Fund seeks to maintain a $1.00 per share net asset value (“NAV”).

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the Prime Money Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Fund Expenses for Institutional Class shares are estimated based on the amounts for Servicing Class, Class N and Class S shares.
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Prime Money Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Prime Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Prime Money Fund purchases liquid, high quality, short-term debt securities in the form of U.S. dollar denominated money market instruments that, in the opinion of City National Asset Management, Inc. (“CNAM”), the Fund’s investment adviser, present minimal credit risk. The Fund’s principal investments consist of commercial paper and short-term corporate obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, repurchase agreements involving those obligations. Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities in which the Prime Money Fund invests consist principally of securities issued or guaranteed by Fannie Mae (formerly known as the Federal National Mortgage Association), the Federal Home Loan Bank (“FHLB”), Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) and the Government National Mortgage Association (“Ginnie Mae”). The Fund invests in compliance with the requirements of Rule 2a-7 under the Investment Company Act of 1940 relating to the credit quality, maturity, liquidity and diversification of investments for money market funds.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any money market fund, there are risks to investing. Neither the Prime Money Fund nor CNAM can guarantee that the Fund will meet its investment goal. Here are the principal risks to consider:

No Guarantees – An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at an NAV of $1.00, it is possible to lose money by investing in the Fund.

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. When interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price without a subsidy by CNAM or its affiliates.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated and longer-maturity securities more volatile than higher rated and shorter-maturity securities.

Credit – The Prime Money Fund invests exclusively in securities that are rated, when the Fund buys them, in the highest short-term rating category, or if unrated, are of comparable quality in CNAM’s opinion. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the Fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded (which could happen rapidly), or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline significantly, particularly in certain market environments. If the Fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the Fund will be subject to the credit risk presented by the counterparty.

Financial Services Firms – The Fund invests in obligations of financial services firms, including those of banks. Changes in economic conditions and government regulations can significantly affect these issuers.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities, such as mortgage-related securities, which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Management – The Fund’s performance depends on the adviser’s skill in making appropriate investments. As a result, the Fund may underperform the money market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

Redemptions – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

May Lose Money	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at an NAV of $1.00, it is possible to lose money by investing in the Fund.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	As with any money market fund, there are risks to investing.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	– An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Prime Money Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for 1, 5 and 10 years and since inception. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call (888) 889-0799 or visit www.cnicharterfunds.com for the Fund’s most current 7-day yield or to obtain updated performance information.

This bar chart shows the performance of the Prime Money Fund’s Servicing Class (formerly designated as Institutional Class) shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Prime Money Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for 1, 5 and 10 years and since inception.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(888) 889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter 1.20% Q4 2006	Worst Quarter 0.00% Q1 2012

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	This table shows the Prime Money Fund’s average annual total returns for the periods ended December 31, 2012.
Prime Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNRXX
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[1]
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	36
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	113
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	197
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	443
1 Year	rr_AverageAnnualReturnYear01	0.03%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.51%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.56%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 1998	[3]
Prime Money Market Fund | Servicing Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNMXX
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	61
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	192
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	335
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	750
2003	rr_AnnualReturn2003	0.56%
2004	rr_AnnualReturn2004	0.79%
2005	rr_AnnualReturn2005	2.64%
2006	rr_AnnualReturn2006	4.52%
2007	rr_AnnualReturn2007	4.73%
2008	rr_AnnualReturn2008	2.19%
2009	rr_AnnualReturn2009	0.21%
2010	rr_AnnualReturn2010	0.08%
2011	rr_AnnualReturn2011	0.05%
2012	rr_AnnualReturn2012	0.03%
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	0.51%
10 Years	rr_AverageAnnualReturnYear10	1.56%
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 1998
Prime Money Market Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPXX
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.30%	[4]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	92
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	287
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	498
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,108
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 1999
Prime Money Market Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNSXX
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	112
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	350
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	606
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,340
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10	1.29%
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 1999
Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Government Bond Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The Government Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing primarily in U.S. Government securities.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the Government Bond Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Government Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	55.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Government Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

At least 80% of the Government Bond Fund’s net assets (including borrowings for investment purposes) consists of U.S. Government securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may also purchase prime quality, conforming mortgage-backed securities issued by the U.S. Government or Fannie Mae (formerly known as the Federal National Mortgage Association), the Federal Home Loan Bank (“FHLB”), Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) or the Governmant National Mortgage Association (“Ginnie Mae”) whose maturity and duration are consistent with an intermediate term strategy. The Fund typically invests in securities rated investment-grade by Standard & Poor’s, Moody’s Investors Services and/or Fitch Ratings, or unrated securities considered to be of equivalent quality by City National Asset Management, Inc. (“CNAM”), the Fund’s investment adviser.

CNAM actively manages the average duration of the Fund’s portfolio in accordance with its expectations of interest rate changes as driven by economic trends. The average duration of the Fund’s portfolio typically ranges from two to six years, but may vary due to unusually large purchases or redemptions of the Fund’s shares. The Government Bond Fund may also invest in the shares of money market mutual funds whose investments are consistent with those of the Fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund, there are risks to investing. Neither the Government Bond Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund’s holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Bond Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for 1, 5 and 10 years. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call (888) 889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Government Bond Fund’s Servicing Class (formerly designated as Institutional Class) shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Bond Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for 1, 5 and 10 years.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(888) 889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter 2.45% Q3 2007	Worst Quarter (1.39)% Q2 2004

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.39%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table shows the average annual total returns of each class of the Government Bond Fund for the periods ended December 31, 2012. The table also shows how the Fund’s performance compares with the returns of indices comprised of investments similar to those held by the Fund.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Servicing Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares and Institutional Class shares will vary from the after-tax returns shown above for Servicing Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Government Bond Fund | Barclays U.S. 1-5 Year Government Bond Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.97%
5 Years	rr_AverageAnnualReturnYear05	3.39%
10 Years	rr_AverageAnnualReturnYear10	3.38%
Government Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNIGX
Management Fees	rr_ManagementFeesOverAssets	0.43%	[5]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[5]
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[5]
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	54
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	170
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	296
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	665
1 Year	rr_AverageAnnualReturnYear01	1.51%	[6]
5 Years	rr_AverageAnnualReturnYear05	3.16%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.97%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 14, 2000	[6]
Government Bond Fund | Servicing Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNBIX
Management Fees	rr_ManagementFeesOverAssets	0.43%	[5]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[5]
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[5]
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	80
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	249
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	433
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	966
2003	rr_AnnualReturn2003	1.22%
2004	rr_AnnualReturn2004	1.65%
2005	rr_AnnualReturn2005	1.50%
2006	rr_AnnualReturn2006	3.71%
2007	rr_AnnualReturn2007	5.93%
2008	rr_AnnualReturn2008	5.22%
2009	rr_AnnualReturn2009	2.49%
2010	rr_AnnualReturn2010	2.76%
2011	rr_AnnualReturn2011	3.85%
2012	rr_AnnualReturn2012	1.18%
1 Year	rr_AverageAnnualReturnYear01	1.18%
5 Years	rr_AverageAnnualReturnYear05	3.09%
10 Years	rr_AverageAnnualReturnYear10	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 14, 2000
Government Bond Fund | Servicing Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.74%
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	1.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 14, 2000
Government Bond Fund | Servicing Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.77%
5 Years	rr_AverageAnnualReturnYear05	2.12%
10 Years	rr_AverageAnnualReturnYear10	1.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 14, 2000
Government Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGBAX
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	105
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	328
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	569
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,259
1 Year	rr_AverageAnnualReturnYear01	0.93%
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	2.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 13, 2000
High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	High Yield Bond Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The High Yield Bond Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade (i.e., “junk bonds”).
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the High Yield Bond Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The High Yield Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Management Fees and the Distribution (12b-1) Fee for Class N shares have been restated to reflect the reduction of these fees, effective January 28, 2013.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund’s operating expenses but not “Acquired Fund Fees and Expenses”).
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the High Yield Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the High Yield Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

At least 80% of the High Yield Bond Fund’s net assets (including borrowings for investment purposes) consists of fixed income securities rated below investment grade (commonly referred to as “junk bonds”). In particular, the Fund invests in corporate bonds and debentures, convertible securities (securities that may be exchanged, at the option of the holder, for equity securities), preferred securities, zero coupon obligations and debt securities that are issued by U.S. and foreign governments. The Fund’s sub-adviser seeks to invest in securities that offer a high current yield as well as total return potential. In an effort to control risks, the sub-adviser purchases investments diversified across issuers, industries and sectors. The average maturity of the Fund’s investments varies, and there is no limit on the maturity of any security held by the Fund. The Fund invests in fixed income securities rated at least CCC by Standard & Poor’s or Caa2 by Moody’s Investors Service at the time of investment. The Fund may retain a security after it has been downgraded to any rating below the minimum credit rating if City National Asset Management, Inc. (“CNAM”), the Fund’s investment adviser, determines that doing so is in the best interests of the Fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund, there are risks to investing. None of the High Yield Bond Fund, City National Asset Management, Inc. (“CNAM”), the Fund’s investment adviser, and the Fund’s sub-adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Interest Rate Risk of Preferred Securities – Like fixed income securities, preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

Convertible Securities – Convertible securities tend to be subordinate to other debt securities issued by the same issuer. Also, issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities generally provide yields higher than the underlying stocks, but generally lower than comparable non-convertible securities.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

High Yield (“Junk”) Bonds – High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund’s holdings of mortgage-backed or other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Foreign Securities – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

Management – The Fund’s performance depends on the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the High Yield Bond Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for 1, 5 and 10 years. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call (888) 889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the High Yield Bond Fund’s Servicing Class (formerly designated as Institutional Class) shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the High Yield Bond Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for 1, 5 and 10 years.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(888) 889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter 18.73% Q2 2009	Worst Quarter (19.69)% Q4 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.69%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table shows the average annual total returns of each class of the High Yield Bond Fund for the periods ended December 31, 2012. The table also shows how the Fund’s performance compares with the returns of an index comprised of investments similar to those held by the Fund.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of the Servicing Class shares does not reflect the Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares and Institutional Class shares will vary from the after-tax returns shown above for Servicing Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

High Yield Bond Fund | Citigroup High Yield Market Capped Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.78%
5 Years	rr_AverageAnnualReturnYear05	9.61%
10 Years	rr_AverageAnnualReturnYear10	10.09%
High Yield Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNIHX
Management Fees	rr_ManagementFeesOverAssets	0.60%	[5],[7]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[5],[7]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[5]
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[5]
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[5],[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	73
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	227
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	395
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	883
1 Year	rr_AverageAnnualReturnYear01	14.09%	[9]
5 Years	rr_AverageAnnualReturnYear05	9.15%	[9]
10 Years	rr_AverageAnnualReturnYear10	8.96%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 14, 2000	[9]
High Yield Bond Fund | Servicing Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHYIX
Management Fees	rr_ManagementFeesOverAssets	0.60%	[5],[7]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[5],[7]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[5]
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[5]
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[5],[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	98
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	306
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	531
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,178
2003	rr_AnnualReturn2003	19.65%
2004	rr_AnnualReturn2004	11.35%
2005	rr_AnnualReturn2005	1.30%
2006	rr_AnnualReturn2006	9.58%
2007	rr_AnnualReturn2007	3.01%
2008	rr_AnnualReturn2008	(27.11%)
2009	rr_AnnualReturn2009	50.19%
2010	rr_AnnualReturn2010	17.15%
2011	rr_AnnualReturn2011	5.88%
2012	rr_AnnualReturn2012	13.68%
1 Year	rr_AverageAnnualReturnYear01	13.68%
5 Years	rr_AverageAnnualReturnYear05	9.07%
10 Years	rr_AverageAnnualReturnYear10	8.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 14, 2000
High Yield Bond Fund | Servicing Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.78%
5 Years	rr_AverageAnnualReturnYear05	5.85%
10 Years	rr_AverageAnnualReturnYear10	5.84%
High Yield Bond Fund | Servicing Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.79%
5 Years	rr_AverageAnnualReturnYear05	5.76%
10 Years	rr_AverageAnnualReturnYear10	5.78%
High Yield Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHBAX
Management Fees	rr_ManagementFeesOverAssets	0.60%	[7]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[7]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	123
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	384
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	665
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,466
1 Year	rr_AverageAnnualReturnYear01	13.47%
5 Years	rr_AverageAnnualReturnYear05	8.77%
10 Years	rr_AverageAnnualReturnYear10	8.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 14, 2000
Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Multi-Asset Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The Multi-Asset Fund seeks to generate a positive total return in excess of inflation in a manner consistent with capital preservation in all market environments.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the Multi-Asset Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Multi-Asset Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	89.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund's operating expenses but not "Acquired Fund Fees and Expenses").
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Multi-Asset Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Multi-Asset Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Multi-Asset Fund is a “fund of funds” and pursues its investment objective by investing all or a principal portion of its assets in other mutual funds or exchange-traded funds (“underlying funds”). These underlying funds will include other funds in the CNI Charter Funds family, like the Corporate Bond Fund, the Government Bond Fund and the High Yield Bond Fund, which are also managed by City National Asset Management, Inc. (“CNAM”), the Fund’s investment adviser, as well as unaffiliated funds.

The Multi-Asset Fund invests in a diversified portfolio, consisting of direct investments in the following asset classes and investments in underlying funds which invest in these asset classes:

•  Common and preferred equity securities of U.S. and foreign companies (including emerging market companies) of all industries, market capitalizations and investment characteristics; and

•  The following types of fixed income securities, which are not limited with respect to maturity (although the average maturity of the Fund’s portfolio of direct investments in fixed income securities typically ranges from two to seven years):

•  Corporate debt securities of U.S. and foreign companies (including emerging market companies) of all ratings (including below-investment grade ratings (commonly referred to as “junk bonds”)), consisting of bonds, notes, convertible securities, mortgage-backed and asset-backed instruments, corporate commercial paper, debentures, convertible and preferred securities and zero coupon obligations;

•  Inflation-indexed bonds issued both by U.S. and foreign governments and corporations;

• Money market investments;

• Repurchase agreements with respect to fixed income instruments issued by U.S. and foreign issuers;

• Debt securities issued by U.S. states or local governments or their subdivisions, agencies, authorities and other government-sponsored enterprises; and

• Obligations of foreign governments, including governments of emerging market countries, or their subdivisions, agencies and government-sponsored enterprises.

The Multi-Asset Fund invests in these securities and investments in proportions which reflect CNAM’s judgment regarding the potential returns and risks of each asset class. CNAM considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence and technical stock market measures. CNAM purchases and sells portfolio securities based on a variety of valuation factors, including but not limited to expected return, expected risk, yield and price and earnings multiples, as well as analysis of various economic measures and statistics.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund, there are risks to investing. Neither the Multi-Asset Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Allocation – The Multi-Asset Fund’s performance depends on CNAM’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund directly or indirectly invests.

Underlying Funds – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the underlying funds. The ability of the Fund to achieve its investment goal depends in part upon the ability of the underlying funds to achieve their investment goals. The underlying funds may not achieve their investment goals. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.

Market Risk of Equity Securities – By investing directly or indirectly in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund or an underlying fund invests, that security may become less liquid or may lose value.

Interest Rate Risk of Preferred Securities – Like fixed income securities, preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

High Yield (“Junk”) Bonds – High yield bonds held by the underlying funds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

Municipal Obligations – U.S. state and local governments issuing municipal securities held by the underlying funds rely on taxes and revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. The payment of principal and interest on these obligations may be adversely affected by a variety of factors at the state or local level, including poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems. Foreign government obligations are also subject to similar risks.

Foreign Securities – Foreign investments held by the underlying funds tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

Emerging Market Securities – Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have government exchange controls, more volatile currency exchange rates, less market regulation, and less developed securities markets and legal systems. Their economies also depend heavily upon international trade and may be adversely affected by protective trade barriers and economic conditions of their trading partners.

Management – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform the markets in which it invests or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund or one or more underlying funds may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with its investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Multi-Asset Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for 1 and 5 years and since inception. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call (888) 889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Multi-Asset Fund’s Servicing Class (formerly designated as Institutional Class) shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Multi-Asset Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for 1 and 5 years and since inception.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(888) 889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter 9.17% Q3 2010	Worst Quarter (9.81)% Q3 2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.81%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Previously, the Fund’s performance was compared to the Barclays U.S. TIPS Index as its primary benchmark. The Trust has elected to compare the Fund’s performance to the BofA Merrill Lynch U.S. 3-Month Treasury Bill Index and a hybrid index consisting of 40% MSCI World Index and 60% Barclays U.S. Intermediate Government/Credit Bond Index, as CNAM believes these are the most appropriate measures for comparison to the Fund’s performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table shows the average annual total returns of each class of the Multi-Asset Fund for the periods ended December 31, 2012. The table also shows how the Fund’s performance compares to various broad-based securities market indexes.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The performance of Servicing Class shares does not reflect Class N shares’ Rule 12b-1 fees and expenses. After-tax returns for Class N shares and Institutional Class shares will vary from the after-tax returns shown above for Servicing Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Multi-Asset Fund | BofA Merrill Lynch U.S. 3-Month T. Bill Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.11%	[10]
5 Years	rr_AverageAnnualReturnYear05	0.52%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	0.65%	[10]
Multi-Asset Fund | Barclays U.S. TIPS Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.98%
5 Years	rr_AverageAnnualReturnYear05	7.04%
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
Multi-Asset Fund | 40/60 hybrid of the following two indexes: MSCI World Index; Barclays Intermediate Government/Credit Bond Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.16%
5 Years	rr_AverageAnnualReturnYear05	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Multi-Asset Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNIMX
Management Fees	rr_ManagementFeesOverAssets	0.50%	[5]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[5]
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.11%	[5]
Total Other Expenses	rr_OtherExpensesOverAssets	0.11%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[5],[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	93
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	290
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	504
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,120
1 Year	rr_AverageAnnualReturnYear01	6.26%	[11]
5 Years	rr_AverageAnnualReturnYear05	1.36%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007	[11]
Multi-Asset Fund | Servicing Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNIIX
Management Fees	rr_ManagementFeesOverAssets	0.50%	[5]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[5]
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.09%	[5]
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[5],[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	116
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	362
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	628
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,386
2008	rr_AnnualReturn2008	(15.84%)
2009	rr_AnnualReturn2009	14.51%
2010	rr_AnnualReturn2010	9.99%
2011	rr_AnnualReturn2011	(4.99%)
2012	rr_AnnualReturn2012	6.00%
1 Year	rr_AverageAnnualReturnYear01	6.00%
5 Years	rr_AverageAnnualReturnYear05	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Multi-Asset Fund | Servicing Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.36%
5 Years	rr_AverageAnnualReturnYear05	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Multi-Asset Fund | Servicing Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.00%
5 Years	rr_AverageAnnualReturnYear05	0.73%
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Multi-Asset Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNIAX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	143
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	443
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	766
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,680
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	1.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007

[1]	The current Institutional Class shares were initially offered November 28, 2012. Effective November 28, 2012, the shares previously designated as Institutional Class shares were redesignated as Servicing Class shares.
[2]	Other Fund Expenses for Institutional Class shares are estimated based on the amounts for Servicing Class, Class N and Class S shares.
[3]	The Institutional Class commenced operations on December 19, 2012. The returns shown for the Institutional Class prior to that date are the returns of the Fund's Servicing Class.
[4]	The 12b-1 Fee for Class N shares has been restated to reflect the reduction of this fee, effective January 28, 2013.
[5]	Institutional Class shares were initially offered in December, 2011. Effective December 19, 2011, the shares previously designated as Institutional Class shares were redesignated as Servicing Class shares.
[6]	The Institutional Class commenced operations on February 1, 2012. The returns shown for the Institutional Class prior to that date are the returns of the Fund's Servicing Class.
[7]	Management Fees and the Distribution (12b-1) Fee for Class N shares have been restated to reflect the reduction of these fees, effective January 28, 2013.
[8]	Includes "Acquired Fund Fees and Expenses" incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund's operating expenses but not "Acquired Fund Fees and Expenses").
[9]	The Institutional Class commenced operations on February 2, 2012. The returns shown for the Institutional Class prior to that date are the returns of the Fund's Servicing Class.
[10]	Previously, the Fund's performance was compared to the Barclays U.S. TIPS Index as its primary benchmark. The Trust has elected to compare the Fund's performance to the BofA Merrill Lynch U.S. 3-Month Treasury Bill Index and a hybrid index consisting of 40% MSCI World Index and 60% Barclays U.S. Intermediate Government/Credit Bond Index, as CNAM believes these are the most appropriate measures for comparison to the Fund's performance.
[11]	The Institutional Class commenced operations on March 22, 2012. The returns shown for the Institutional Class prior to that date are the returns of the Fund's Servicing Class.